Quarterly Holdings Report
for
Fidelity® Growth & Income Portfolio
April 30, 2022
GAI-NPRT3-0622
1.800339.118
Common Stocks - 96.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	441,500	20,578
Elisa Corp. (A Shares)	113,800	6,671
Verizon Communications, Inc.	767,174	35,520
		62,769
Entertainment - 1.7%
Activision Blizzard, Inc.	168,450	12,735
Nintendo Co. Ltd. ADR	324,900	18,513
The Walt Disney Co. (b)	457,090	51,025
Universal Music Group NV	1,733,800	40,235
Warner Music Group Corp. Class A	383,200	11,408
		133,916
Media - 2.9%
Comcast Corp. Class A	4,240,412	168,599
Interpublic Group of Companies, Inc.	1,592,431	51,945
		220,544
TOTAL COMMUNICATION SERVICES		417,229
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.5%
BorgWarner, Inc.	1,058,552	38,986
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	100,200	20,335
Marriott International, Inc. Class A	109,923	19,514
Starbucks Corp.	143,260	10,693
		50,542
Household Durables - 0.4%
Sony Group Corp. sponsored ADR	128,714	11,076
Whirlpool Corp. (c)	116,094	21,073
		32,149
Specialty Retail - 1.2%
Lowe's Companies, Inc.	453,314	89,634
Williams-Sonoma, Inc.	11,200	1,461
		91,095
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	90,754	6,678
Tapestry, Inc.	3,700	122
		6,800
TOTAL CONSUMER DISCRETIONARY		219,572
CONSUMER STAPLES - 7.3%
Beverages - 2.4%
Diageo PLC sponsored ADR	216,911	43,096
Keurig Dr. Pepper, Inc.	963,300	36,027
Pernod Ricard SA	62,400	12,878
Remy Cointreau SA	36,314	7,199
The Coca-Cola Co.	1,381,910	89,285
		188,485
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	44,400	1,977
Sysco Corp.	770,536	65,865
Walmart, Inc.	194,400	29,741
		97,583
Food Products - 0.3%
Lamb Weston Holdings, Inc.	332,360	21,969
Household Products - 0.3%
Colgate-Palmolive Co.	62,300	4,800
Kimberly-Clark Corp.	12,500	1,735
Spectrum Brands Holdings, Inc.	228,683	19,454
		25,989
Tobacco - 3.0%
Altria Group, Inc.	3,525,967	195,938
Swedish Match Co. AB	4,325,800	34,454
		230,392
TOTAL CONSUMER STAPLES		564,418
ENERGY - 11.6%
Oil, Gas & Consumable Fuels - 11.6%
Canadian Natural Resources Ltd.	514,415	31,838
Cenovus Energy, Inc. (Canada)	5,648,273	104,423
Enterprise Products Partners LP	103,500	2,682
Exxon Mobil Corp.	5,848,099	498,551
Hess Corp. (d)	1,288,764	132,833
Imperial Oil Ltd.	511,826	25,770
Kosmos Energy Ltd. (b)	4,191,075	28,332
Phillips 66 Co.	251,087	21,784
Tourmaline Oil Corp.	887,600	45,712
		891,925
FINANCIALS - 16.4%
Banks - 11.7%
Bank of America Corp.	6,305,936	224,996
JPMorgan Chase & Co.	530,875	63,365
M&T Bank Corp.	119,194	19,862
PNC Financial Services Group, Inc.	538,301	89,412
Truist Financial Corp.	1,395,932	67,493
U.S. Bancorp	1,053,237	51,145
Wells Fargo & Co.	8,748,970	381,718
		897,991
Capital Markets - 3.1%
Ashmore Group PLC	1,225,000	3,386
Brookfield Asset Management, Inc. Class A	300,902	15,003
Intercontinental Exchange, Inc.	12,600	1,459
KKR & Co. LP	505,852	25,783
Morgan Stanley	342,151	27,574
Northern Trust Corp.	787,853	81,188
Raymond James Financial, Inc.	406,570	39,624
S&P Global, Inc.	1,100	414
State Street Corp.	666,591	44,642
		239,073
Consumer Finance - 0.3%
Discover Financial Services	188,168	21,161
Insurance - 1.0%
American Financial Group, Inc.	40,800	5,650
Brookfield Asset Management Reinsurance Partners Ltd.	2,086	105
Chubb Ltd.	120,356	24,847
Marsh & McLennan Companies, Inc.	162,070	26,207
Old Republic International Corp.	213,800	4,706
The Travelers Companies, Inc.	82,627	14,134
		75,649
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	249,123	10,097
Radian Group, Inc.	748,968	16,020
		26,117
TOTAL FINANCIALS		1,259,991
HEALTH CARE - 14.2%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. (b)	230,704	3,624
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	42,500	4,824
Becton, Dickinson & Co.	102,086	25,235
Boston Scientific Corp. (b)	1,274,696	53,677
GN Store Nord A/S	48,000	1,801
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	811,545	20,922
Sonova Holding AG	24,692	8,905
		115,364
Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	781,711	45,378
Cigna Corp.	372,154	91,840
CVS Health Corp.	845,512	81,279
Humana, Inc.	37,100	16,493
McKesson Corp. (d)	321,134	99,426
UnitedHealth Group, Inc.	238,387	121,232
		455,648
Life Sciences Tools & Services - 0.2%
Danaher Corp.	73,603	18,484
Pharmaceuticals - 6.5%
Bayer AG	1,104,335	72,744
Bristol-Myers Squibb Co. (d)	1,992,536	149,978
Eli Lilly & Co.	85,448	24,962
GlaxoSmithKline PLC sponsored ADR	1,998,911	90,511
Johnson & Johnson	616,089	111,179
Sanofi SA sponsored ADR	329,697	17,227
UCB SA	248,600	28,259
Viatris, Inc.	86,400	893
		495,753
TOTAL HEALTH CARE		1,088,873
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.8%
Airbus Group NV	339,400	37,155
General Dynamics Corp.	138,461	32,750
Huntington Ingalls Industries, Inc.	103,184	21,951
MTU Aero Engines AG	51,500	10,386
Raytheon Technologies Corp.	189,325	17,969
Safran SA	117,300	12,598
The Boeing Co. (b)	553,500	82,383
		215,192
Air Freight & Logistics - 1.9%
DSV A/S	37,500	6,148
Expeditors International of Washington, Inc.	8,400	832
FedEx Corp.	106,674	21,200
United Parcel Service, Inc. Class B	649,199	116,843
		145,023
Airlines - 0.0%
Copa Holdings SA Class A (b)	30,400	2,291
Building Products - 0.4%
A.O. Smith Corp.	90,600	5,294
Johnson Controls International PLC	387,611	23,206
		28,500
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	1,016,600	30,625
Healthcare Services Group, Inc. (c)	704,598	12,042
Ritchie Bros. Auctioneers, Inc.	15,600	859
		43,526
Electrical Equipment - 1.0%
Acuity Brands, Inc.	137,915	23,788
Hubbell, Inc. Class B	130,472	25,489
Regal Rexnord Corp.	21,000	2,672
Rockwell Automation, Inc.	19,318	4,881
Vertiv Holdings Co.	1,544,000	19,346
		76,176
Industrial Conglomerates - 4.7%
3M Co.	121,466	17,518
General Electric Co.	4,587,011	341,962
		359,480
Machinery - 1.8%
Allison Transmission Holdings, Inc.	287,900	10,779
Caterpillar, Inc.	35,023	7,374
Cummins, Inc.	54,176	10,250
Donaldson Co., Inc.	619,612	30,386
Epiroc AB (A Shares)	32,700	663
Flowserve Corp.	342,178	11,193
Fortive Corp.	273,088	15,703
Kardex AG	6,600	1,256
Nordson Corp.	99,127	21,381
Otis Worldwide Corp.	87,573	6,379
PACCAR, Inc.	89,500	7,433
Stanley Black & Decker, Inc.	54,118	6,502
Westinghouse Air Brake Tech Co.	136,847	12,304
		141,603
Professional Services - 0.5%
Equifax, Inc.	58,223	11,850
RELX PLC (London Stock Exchange)	842,858	25,109
Robert Half International, Inc.	9,500	934
		37,893
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	785,909	37,637
Trading Companies & Distributors - 0.8%
Brenntag SE	64,600	4,985
Fastenal Co.	126,376	6,990
MSC Industrial Direct Co., Inc. Class A	7,200	597
Watsco, Inc.	197,991	52,820
		65,392
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	49,200	6,982
TOTAL INDUSTRIALS		1,159,695
INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment & Components - 0.2%
CDW Corp.	105,964	17,291
IT Services - 4.5%
Amadeus IT Holding SA Class A (b)	560,200	35,104
DXC Technology Co. (b)	112,900	3,240
Edenred SA	739,800	37,154
Fidelity National Information Services, Inc.	466,232	46,227
Genpact Ltd.	510,371	20,553
Global Payments, Inc.	118,400	16,218
IBM Corp.	196,242	25,945
MasterCard, Inc. Class A	33,667	12,234
Unisys Corp. (b)	805,430	11,445
Visa, Inc. Class A	626,375	133,499
		341,619
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	153,108	23,637
Applied Materials, Inc.	139,500	15,394
Intel Corp.	699,316	30,483
Lam Research Corp.	27,430	12,776
Marvell Technology, Inc.	395,500	22,971
NXP Semiconductors NV	208,226	35,586
Qualcomm, Inc.	808,672	112,963
Teradyne, Inc.	78,000	8,226
		262,036
Software - 7.5%
Intuit, Inc.	32,000	13,400
Microsoft Corp.	1,755,482	487,181
Open Text Corp.	165,128	6,613
SAP SE sponsored ADR	577,945	58,257
Temenos Group AG	116,330	11,743
		577,194
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc. (d)	1,629,112	256,830
FUJIFILM Holdings Corp.	62,600	3,441
Samsung Electronics Co. Ltd.	162,180	8,597
		268,868
TOTAL INFORMATION TECHNOLOGY		1,467,008
MATERIALS - 2.6%
Chemicals - 0.7%
DuPont de Nemours, Inc.	704,198	46,428
PPG Industries, Inc.	73,722	9,436
		55,864
Metals & Mining - 1.9%
First Quantum Minerals Ltd.	1,300,500	37,284
Freeport-McMoRan, Inc.	1,891,412	76,697
Glencore Xstrata PLC	5,368,200	33,077
		147,058
TOTAL MATERIALS		202,922
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	140,978	33,979
Equinix, Inc.	1,100	791
Public Storage	2,400	892
Simon Property Group, Inc.	399,860	47,183
		82,845
UTILITIES - 1.3%
Electric Utilities - 1.2%
Constellation Energy Corp.	47,813	2,831
Duke Energy Corp.	116,721	12,858
Entergy Corp.	134,863	16,028
Exelon Corp.	143,440	6,710
PG&E Corp. (b)	663,900	8,398
Southern Co.	579,266	42,512
		89,337
Multi-Utilities - 0.1%
Sempra Energy	68,596	11,069
TOTAL UTILITIES		100,406
TOTAL COMMON STOCKS (Cost $5,159,833)		7,454,884

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 6.50%	154,800	7,839
Boston Scientific Corp. Series A, 5.50%	92,400	10,356
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,980)		18,195

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $10,523)	13,148	7,923

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h) (Cost $17,762)	13,918,119	6,022

Money Market Funds - 2.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.32% (i)	201,527,702	201,568
Fidelity Securities Lending Cash Central Fund 0.32% (i)(j)	23,599,515	23,602
TOTAL MONEY MARKET FUNDS (Cost $225,170)		225,170

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,430,268)	7,712,194
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(20,644)
NET ASSETS - 100.0%	7,691,550

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	819	12,912	180.00	05/20/22	(22)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	1,937	14,580	77.00	05/20/22	(141)
Hess Corp.	Chicago Board Options Exchange	596	6,143	115.00	05/20/22	(64)
McKesson Corp.	Chicago Board Options Exchange	298	9,226	320.00	05/20/22	(155)

TOTAL WRITTEN OPTIONS						(382)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,560,000 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $42,861,000.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,022,000 or 0.1% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	17,762

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	13,016	609,364	420,812	97	-	-	201,568	0.4%
Fidelity Securities Lending Cash Central Fund 0.32%	105,352	230,720	312,470	4,157	-	-	23,602	0.1%
Total	118,368	840,084	733,282	4,254	-	-	225,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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